Short-term Loans	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Short-term Loans

10. Short-term Loans

The Group obtained bank credit facilities totaling RMB103.1 million and unused credit line amount was RMB103.1 million as of December 31, 2025.

As of December 31, 2024 and 2025, the loans obtained by the Group under these bank facilities have maturity dates that are less than six months and the weighted average interest rate for the outstanding loans was 5.7% and nil, respectively.

As of December 31, 2024 and 2025, the balance of short-term loans was RMB7.2 million and nil, respectively.